SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Increase (Decrease) in Fair Value of Loan Due to Unobservable Input (Detail)	12 Months Ended
Dec. 31, 2021 EUR (€)
Expected volatility | RSP loans | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	(20.00%)
Percentage of reasonably possible increase in unobservable input, assets	20.00%
Expected volatility | RSP loans | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	(10.00%)
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Expected volatility | Employee Loans Maturing 2027
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Financial assets, at fair value	€ 18,189,000
Expected volatility | Employee Loans Maturing 2027 | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	20,942,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	15,936,000
Expected volatility | Employee Loans Maturing 2027 | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	19,508,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	16,988,000
Expected volatility | Employee Loans Maturing 2030
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Financial assets, at fair value	2,074,172
Expected volatility | Employee Loans Maturing 2030 | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	2,262,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	1,915,000
Expected volatility | Employee Loans Maturing 2030 | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	2,165,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ 1,991,000
Expected term | RSP loans | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	(50.00%)
Percentage of reasonably possible increase in unobservable input, assets	50.00%
Expected term | RSP loans | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	(25.00%)
Percentage of reasonably possible increase in unobservable input, assets	25.00%
Expected term | Employee Loans Maturing 2027
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Financial assets, at fair value	€ 18,189,000
Expected term | Employee Loans Maturing 2027 | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	19,560,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	18,042,000
Expected term | Employee Loans Maturing 2027 | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	18,576,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	18,036,000
Expected term | Employee Loans Maturing 2030
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Financial assets, at fair value	2,074,000
Expected term | Employee Loans Maturing 2030 | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	2,150,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	2,084,000
Expected term | Employee Loans Maturing 2030 | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	2,091,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ 2,074,000
Cumulative savings | RSP loans | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	(50.00%)
Percentage of reasonably possible increase in unobservable input, assets	50.00%
Cumulative savings | RSP loans | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	(25.00%)
Percentage of reasonably possible increase in unobservable input, assets	25.00%
Cumulative savings | Employee Loans Maturing 2027
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Financial assets, at fair value	€ 18,189,000
Cumulative savings | Employee Loans Maturing 2027 | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	15,539,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	20,768,000
Cumulative savings | Employee Loans Maturing 2027 | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	16,872,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	19,488,000
Cumulative savings | Employee Loans Maturing 2030
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Financial assets, at fair value	2,074,000
Cumulative savings | Employee Loans Maturing 2030 | Top of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	1,858,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	2,280,000
Cumulative savings | Employee Loans Maturing 2030 | Bottom of range
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	1,967,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ 2,179,000